United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Six months ended 4/30/10

Item 1.                      Reports to Stockholders

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.76	$15.62	$28.48	$27.36	$24.47	$22.93
Income From Investment Operations:
Net investment income	0.10[1]	0.24[1]	0.40[1]	0.45	0.42	0.43
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.68	0.53	(9.67)	3.12	3.40	1.53
TOTAL FROM INVESTMENT OPERATIONS	1.78	0.77	(9.27)	3.57	3.82	1.96
Less Distributions:
Distributions from net investment income	(0.11)	(0.25)	(0.40)	(0.45)	(0.41)	(0.42)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)	—
TOTAL DISTRIBUTIONS	(0.70)	(4.63)	(3.61)	(2.45)	(0.93)	(0.42)
Regulatory Settlement Proceeds	—	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$12.84	$11.76	$15.62	$28.48	$27.36	$24.47
Total Return[3]	15.56%	9.78%	(36.23)%[2]	14.13%	15.99%	8.58%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.67%[4]	2.24%	1.84%	1.63%	1.63%	1.76%
Expense waiver/reimbursement[5]	0.08%[4]	0.10%	0.07%	0.03%	0.17%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$180,477	$170,766	$215,731	$651,327	$660,249	$628,948
Portfolio turnover	17%	31%	47%	49%	42%	30%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.71	$15.58	$28.41	$27.30	$24.42	$22.88
Income From Investment Operations:
Net investment income	0.08[1]	0.20[1]	0.33[1]	0.35	0.34	0.35
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.68	0.52	(9.64)	3.12	3.40	1.54
TOTAL FROM INVESTMENT OPERATIONS	1.76	0.72	(9.31)	3.47	3.74	1.89
Less Distributions:
Distributions from net investment income	(0.09)	(0.21)	(0.33)	(0.36)	(0.34)	(0.35)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)	—
TOTAL DISTRIBUTIONS	(0.68)	(4.59)	(3.54)	(2.36)	(0.86)	(0.35)
Regulatory Settlement Proceeds	—	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$12.79	$11.71	$15.58	$28.41	$27.30	$24.42
Total Return[3]	15.46%	9.42%	(36.41)%[2]	13.78%	15.63%	8.27%
Ratios to Average Net Assets:
Net expenses	0.65%[4]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.37%[4]	1.90%	1.54%	1.33%	1.34%	1.45%
Expense waiver/reimbursement[5]	0.37%[4]	0.41%	0.32%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$248,864	$227,316	$235,167	$490,722	$526,622	$526,555
Portfolio turnover	17%	31%	47%	49%	42%	30%
1	Per share numbers have been calculated using the average shares method.
2	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.65	$15.53	$28.32	$27.23	$24.35	$22.81
Income From Investment Operations:
Net investment income	0.04[1]	0.12[1]	0.17[1]	0.15	0.15	0.17
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.65	0.51	(9.60)	3.10	3.41	1.55
TOTAL FROM INVESTMENT OPERATIONS	1.69	0.63	(9.43)	3.25	3.56	1.72
Less Distributions:
Distributions from net investment income	(0.04)	(0.13)	(0.17)	(0.16)	(0.16)	(0.18)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)	—
TOTAL DISTRIBUTIONS	(0.63)	(4.51)	(3.38)	(2.16)	(0.68)	(0.18)
Regulatory Settlement Proceeds	—	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$12.71	$11.65	$15.53	$28.32	$27.23	$24.35
Total Return[3]	14.93%	8.55%	(36.87)%[2]	12.91%	14.86%	7.55%
Ratios to Average Net Assets:
Net expenses	1.43%[4]	1.43%	1.41%	1.40%	1.35%	1.32%
Net investment income	0.59%[4]	1.14%	0.78%	0.59%	0.64%	0.80%
Expense waiver/reimbursement[5]	0.06%[4]	0.09%	0.05%	0.02%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,619	$32,489	$35,288	$75,531	$78,043	$86,361
Portfolio turnover	17%	31%	47%	49%	42%	30%
1	Per share numbers have been calculated using the average shares method.
2	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.71	$15.58	$28.41	$27.30	$24.43	$22.90
Income From Investment Operations:
Net investment income	0.06[1]	0.15[1]	0.24[1]	0.23	0.22	0.24
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.67	0.53	(9.65)	3.13	3.41	1.53
TOTAL FROM INVESTMENT OPERATIONS	1.73	0.68	(9.41)	3.36	3.63	1.77
Less Distributions:
Distributions from net investment income	(0.06)	(0.17)	(0.23)	(0.25)	(0.24)	(0.24)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)	—
TOTAL DISTRIBUTIONS	(0.65)	(4.55)	(3.44)	(2.25)	(0.76)	(0.24)
Regulatory Settlement Proceeds	—	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$12.79	$11.71	$15.58	$28.41	$27.30	$24.43
Total Return[3]	15.21%	8.94%	(36.72)%[2]	13.29%	15.14%	7.75%
Ratios to Average Net Assets:
Net expenses	1.10%[4]	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.91%[4]	1.42%	1.11%	0.88%	0.85%	0.96%
Expense waiver/reimbursement[5]	0.06%[4]	0.09%	0.05%	0.02%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,747	$25,796	$21,739	$73,702	$76,756	$39,617
Portfolio turnover	17%	31%	47%	49%	42%	30%
1	Per share numbers have been calculated using the average shares method.
2	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,155.60	$1.87
Institutional Service Shares	$1,000	$1,154.60	$3.47
Class C Shares	$1,000	$1,149.30	$7.62
Class K Shares	$1,000	$1,152.10	$5.87
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.06	$1.76
Institutional Service Shares	$1,000	$1,021.57	$3.26
Class C Shares	$1,000	$1,017.70	$7.15
Class K Shares	$1,000	$1,019.34	$5.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.65%
Class C Shares	1.43%
Class K Shares	1.10%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets
Information Technology	18.2%
Financials	16.1%
Health Care	11.4%
Energy	11.0%
Industrials	10.6%
Consumer Discretionary	10.5%
Consumer Staples	10.3%
Utilities	3.3%
Materials	3.1%
Telecommunication Services	2.8%
Other Securities[2]	0.4%
Derivative Contracts[3]	0.1%
Cash Equivalents[4]	2.6%
Other Assets and Liabilities — Net[5]	(0.4)%
TOTAL[6]	100.0%
1	Except for Other Securities, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Other Securities include an Exchange-Traded Fund and a warrant.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 99.9%.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 97.3%;1
		Consumer Discretionary – 10.5%
2,900		Abercrombie & Fitch Co., Class A	126,817
15,670	[2]	Amazon.com, Inc.	2,147,730
4,600	[2]	Apollo Group, Inc., Class A	264,086
3,896	[2]	AutoNation, Inc.	78,699
1,270	[2]	AutoZone, Inc.	234,963
16,214	[2]	Bed Bath & Beyond, Inc.	745,195
12,360		Best Buy Co., Inc.	563,616
3,121	[2]	Big Lots, Inc.	119,222
15,286		Block (H&R), Inc.	279,887
30,329		CBS Corp. (New), Class B	491,633
15,707		Carnival Corp.	654,982
12,360		Coach, Inc.	516,030
118,247		Comcast Corp., Class A	2,334,196
16,012		Comcast Corp., Class A	301,826
12,500		D. R. Horton, Inc.	183,625
42,133	[2]	DIRECTV Group, Inc., Class A	1,526,479
7,359		Darden Restaurants, Inc.	329,315
2,200		DeVRY, Inc.	137,258
12,900	[2]	Discovery Communications, Inc.	499,230
12,605	[2]	Eastman Kodak Co.	77,143
9,500		Expedia, Inc.	224,295
13,960		Family Dollar Stores, Inc.	552,258
143,515	[2]	Ford Motor Co.	1,868,565
5,849		Fortune Brands, Inc.	306,604
5,600	[2]	GameStop Corp.	136,136
8,380		Gannett Co., Inc.	142,628
18,680		Gap (The), Inc.	461,956
17,267		Genuine Parts Co.	739,028
11,308	[2]	Goodyear Tire & Rubber Co.	151,866
8,520		Harley Davidson, Inc.	288,232
2,800	[2]	Harman International Industries, Inc.	110,544
4,414		Hasbro, Inc.	169,321
74,354		Home Depot, Inc.	2,620,978
10,736		International Game Technology	226,315
18,467	[2]	Interpublic Group Cos., Inc.	164,541
Semi-Annual Shareholder Report

Shares			Value
28,118		Johnson Controls, Inc.	944,484
13,755	[2]	Kohl's Corp.	756,387
25,551		Leggett and Platt, Inc.	626,766
5,181		Lennar Corp., Class A	103,102
15,398		Limited Brands, Inc.	412,666
66,876		Lowe's Cos., Inc.	1,813,677
18,376		Macy's, Inc.	426,323
12,884	[2]	Madison Square Garden, Inc.	267,343
9,194		Marriott International, Inc., Class A	337,971
13,261		Mattel, Inc.	305,666
47,793		McDonald's Corp.	3,373,708
11,414		McGraw-Hill Cos., Inc.	384,880
1,759		Meredith Corp.	63,201
5,405	[2]	New York Times Co., Class A	53,618
10,010		Newell Rubbermaid, Inc.	170,871
98,754		News Corp., Inc.	1,522,787
18,370		Nike, Inc., Class B	1,394,467
6,060		Nordstrom, Inc.	250,460
5,000	[2]	O'Reilly Automotive, Inc.	244,450
12,853	[2]	Office Depot, Inc.	88,172
11,612		Omnicom Group, Inc.	495,368
10,050		Penney (J.C.) Co., Inc.	293,158
1,900		Polo Ralph Lauren Corp., Class A	170,810
2,010	[2]	Priceline.com, Inc.	526,720
11,465	[2]	Pulte Group, Inc.	150,077
5,585		RadioShack Corp.	120,357
5,540		Ross Stores, Inc.	310,240
9,300		Scripps Networks Interactive	421,662
2,137	[2]	Sears Holdings Corp.	258,470
3,723		Sherwin-Williams Co.	290,655
6,097		Stanley Black & Decker, Inc.	378,928
27,140		Staples, Inc.	638,604
50,087		Starbucks Corp.	1,301,260
7,126		Starwood Hotels & Resorts Worldwide, Inc.	388,438
17,342		TJX Cos., Inc.	803,628
34,913		Target Corp.	1,985,502
4,296		Tiffany & Co.	208,270
14,495		Time Warner Cable, Inc.	815,344
Semi-Annual Shareholder Report

Shares			Value
64,625		Time Warner, Inc.	2,137,795
5,650	[2]	Urban Outfitters, Inc.	211,931
3,230		V.F. Corp.	279,137
38,696	[2]	Viacom, Inc., Class B	1,367,130
86,133		Walt Disney Co.	3,173,140
308		Washington Post Co., Class B	156,205
2,540		Whirlpool Corp.	276,530
8,312		Wyndham Worldwide Corp.	222,845
2,400		Wynn Resorts Ltd.	211,776
17,880		Yum! Brands, Inc.	758,470
		TOTAL	51,668,648
		Consumer Staples – 10.3%
75,298		Altria Group, Inc.	1,595,565
43,294		Archer-Daniels-Midland Co.	1,209,634
15,436		Avon Products, Inc.	499,046
3,775		Brown-Forman Corp., Class B	219,630
50,316		CVS Caremark Corp.	1,858,170
6,823		Campbell Soup Co.	244,673
5,173		Clorox Co.	334,693
11,537		Coca-Cola Enterprises, Inc.	319,921
17,940		Colgate-Palmolive Co.	1,508,754
33,104		ConAgra Foods, Inc.	810,055
7,500	[2]	Constellation Brands, Inc., Class A	137,025
18,804		Costco Wholesale Corp.	1,110,940
7,785	[2]	Dean Foods Co.	122,225
9,600		Dr. Pepper Snapple Group, Inc.	314,208
11,200		Estee Lauder Cos., Inc., Class A	738,304
11,955		General Mills, Inc.	850,957
12,467		H.J. Heinz Co.	584,328
6,022		Hershey Foods Corp.	283,094
2,700		Hormel Foods Corp.	110,052
10,257		Kellogg Co.	563,520
15,886		Kimberly-Clark Corp.	973,176
79,991		Kraft Foods, Inc., Class A	2,367,734
26,721		Kroger Co.	594,008
7,129		Lorillard, Inc.	558,700
6,314		McCormick & Co., Inc.	249,845
14,509		Mead Johnson Nutrition Co.	748,809
Semi-Annual Shareholder Report

Shares			Value
5,704		Molson Coors Brewing Co., Class B	253,029
73,175		PepsiCo, Inc.	4,772,474
86,499		Philip Morris International, Inc.	4,245,371
129,964		Procter & Gamble Co.	8,078,562
6,100		Reynolds American, Inc.	325,862
8,320		SUPERVALU, Inc.	123,968
14,523		Safeway, Inc.	342,743
25,287		Sara Lee Corp.	359,581
4,204		Smucker (J.M.) Co.	256,738
27,022		Sysco Corp.	852,274
104,752		The Coca-Cola Co.	5,598,994
11,000		Tyson Foods, Inc., Class A	215,490
88,440		Wal-Mart Stores, Inc.	4,744,806
44,296		Walgreen Co.	1,557,004
6,200	[2]	Whole Foods Market, Inc.	241,924
		TOTAL	50,875,886
		Energy – 11.0%
25,629		Anadarko Petroleum Corp.	1,593,099
14,081		Apache Corp.	1,432,882
3,351	[2]	Arena Resources, Inc.	123,752
18,026		Baker Hughes, Inc.	896,979
3,803	[2]	CNX Gas Corp.	145,541
7,900		CONSOL Energy, Inc.	352,972
4,000		Cabot Oil & Gas Corp., Class A	144,520
10,650	[2]	Cameron International Corp.	420,249
25,463		Chesapeake Energy Corp.	606,019
90,841		Chevron Corp.	7,398,091
73,340		ConocoPhillips	4,340,995
14,300	[2]	Denbury Resources, Inc.	273,845
19,455		Devon Energy Corp.	1,309,905
2,400		Diamond Offshore Drilling, Inc.	189,840
9,106		EOG Resources, Inc.	1,020,965
25,339		El Paso Corp.	306,602
206,975		Exxon Mobil Corp.	14,043,254
4,400	[2]	FMC Technologies, Inc.	297,836
38,196		Halliburton Co.	1,170,707
5,000		Helmerich & Payne, Inc.	203,100
11,864		Hess Corp.	753,957
Semi-Annual Shareholder Report

Shares			Value
44,784		Marathon Oil Corp.	1,439,806
5,550	[2]	Mariner Energy, Inc.	132,534
3,900		Massey Energy Co.	142,857
9,862		Murphy Oil Corp.	593,199
12,580	[2]	Nabors Industries Ltd.	271,351
28,648		National-Oilwell, Inc.	1,261,371
6,810		Noble Energy, Inc.	520,284
37,200		Occidental Petroleum Corp.	3,298,152
13,250		Peabody Energy Corp.	619,040
4,200		Pioneer Natural Resources, Inc.	269,346
7	[2]	Precision Drilling Trust	53
5,500		Range Resources Corp.	262,680
5,152	[2]	Rowan Cos., Inc.	153,530
9,284	[2]	Sandridge Energy, Inc.	69,723
47,722		Schlumberger Ltd.	3,408,305
17,488		Smith International, Inc.	835,227
12,500	[2]	Southwestern Energy Co.	496,000
23,462		Spectra Energy Corp.	547,603
4,240		Sunoco, Inc.	138,987
4,600		Tesoro Petroleum Corp.	60,490
36,557		Valero Energy Corp.	760,020
22,519		Williams Cos., Inc.	531,674
32,625		XTO Energy, Inc.	1,550,340
		TOTAL	54,387,682
		Financials – 16.1%
10,274		AON Corp.	436,234
28,682		Aflac, Inc.	1,461,635
22,355		Allstate Corp.	730,338
53,411		American Express Co.	2,463,315
6,026	[2]	American International Group, Inc.	234,411
10,139		Ameriprise Financial, Inc.	470,044
5,457		Apartment Investment & Management Co., Class A	122,291
5,400		Assurant, Inc.	196,722
2,797		Avalonbay Communities, Inc.	291,000
26,275		BB&T Corp.	873,381
448,891		Bank of America Corp.	8,003,727
56,272		Bank of New York Mellon Corp.	1,751,747
73,150	[2]	Berkshire Hathaway, Inc.	5,632,550
Semi-Annual Shareholder Report

Shares			Value
5,977		Boston Properties, Inc.	471,346
11,500	[2]	CB Richard Ellis Services, Inc.	199,180
2,412		CME Group, Inc.	792,125
27,413		Capital One Financial Corp.	1,189,998
35,386		Charles Schwab Corp.	682,596
17,390		Chubb Corp.	919,409
6,295		Cincinnati Financial Corp.	178,778
787,549	[2]	Citigroup, Inc.	3,441,589
6,323		Comerica, Inc.	265,566
25,178		Discover Financial Services	389,252
103,002	[2]	E*Trade Group, Inc.	173,043
10,400		Equity Residential Properties Trust	470,808
6,800		Federated Investors, Inc.	164,016
35,507		Fifth Third Bancorp	529,409
18,835		First Horizon National Corp.	266,515
8,725		Franklin Resources, Inc.	1,008,959
21,500	[2]	Genworth Financial, Inc., Class A	355,180
25,880		Goldman Sachs Group, Inc.	3,757,776
11,700		HCP, Inc.	375,804
19,270		Hartford Financial Services Group, Inc.	550,544
5,993		Health Care REIT, Inc.	269,266
24,918		Host Marriott Corp.	405,167
17,100		Hudson City Bancorp, Inc.	227,430
29,909		Huntington Bancshares, Inc.	202,484
2,700	[2]	InterContinentalExchange, Inc.	314,901
16,300		Invesco Ltd.	374,737
186,876		J.P. Morgan Chase & Co.	7,957,180
7,792		Janus Capital Group, Inc.	109,711
74,279		KeyCorp	669,997
40,801		Kimco Realty Corp.	636,088
7,100		Legg Mason, Inc.	224,999
6,900		Leucadia National Corp.	174,639
13,577		Lincoln National Corp.	415,320
14,285		Loews Corp.	531,973
3,000		M & T Bank Corp.	262,050
26,299		Marsh & McLennan Cos., Inc.	636,962
18,398		Marshall & Ilsley Corp.	167,422
35,041		MetLife, Inc.	1,597,169
Semi-Annual Shareholder Report

Shares			Value
9,434		Moody's Corp.	233,209
50,156		Morgan Stanley	1,515,714
5,300	[2]	NASDAQ Stock Market, Inc.	111,300
13,400		NYSE Euronext	437,242
8,569		Northern Trust Corp.	471,124
23,153		PNC Financial Services Group	1,556,113
12,300		People's United Financial, Inc.	191,019
5,900		Plum Creek Timber Co., Inc.	234,820
12,586		Principal Financial Group	367,763
33,049		Progressive Corp., OH	663,954
21,500		Prologis	283,155
26,900		Prudential Financial, Inc.	1,709,764
5,535		Public Storage, Inc.	536,397
43,143		Regions Financial Corp.	381,384
18,240	[2]	SLM Corp.	223,258
10,471		Simon Property Group, Inc.	932,128
17,962		State Street Corp.	781,347
22,579		SunTrust Banks, Inc.	668,338
19,008		T. Rowe Price Group, Inc.	1,093,150
24,249		The Travelers Cos., Inc.	1,230,394
5,137		Torchmark Corp.	275,035
88,263		U.S. Bancorp	2,362,801
14,853		Unum Group	363,453
5,400		Ventas, Inc.	255,042
6,098		Vornado Realty Trust	508,390
231,807		Wells Fargo & Co.	7,675,130
15,236		XL Capital Ltd., Class A	271,201
5,072		Zions Bancorp	145,719
		TOTAL	79,505,127
		Health Care – 11.4%
69,715		Abbott Laboratories	3,566,619
17,404		Aetna, Inc.	514,288
554		Alcon, Inc.	86,346
12,320		Allergan, Inc.	784,661
10,168		AmerisourceBergen Corp.	313,683
43,897	[2]	Amgen, Inc.	2,517,932
4,541		Bard (C.R.), Inc.	392,933
28,483		Baxter International, Inc.	1,344,967
Semi-Annual Shareholder Report

Shares			Value
9,048		Becton, Dickinson & Co.	690,996
9,749	[2]	Biogen Idec, Inc.	519,134
56,445	[2]	Boston Scientific Corp.	388,342
81,307		Bristol-Myers Squibb Co.	2,056,254
12,110		CIGNA Corp.	388,247
16,141		Cardinal Health, Inc.	559,931
12,734	[2]	CareFusion Corp.	351,204
16,601	[2]	Celgene Corp.	1,028,432
4,100	[2]	Cephalon, Inc.	263,220
3,110	[2]	Cerner Corp.	264,070
7,000	[2]	Coventry Health Care, Inc.	166,180
3,900	[2]	DaVita, Inc.	243,477
6,600		Dentsply International, Inc.	241,824
44,666		Eli Lilly & Co.	1,561,970
15,500	[2]	Express Scripts, Inc., Class A	1,552,015
26,576	[2]	Forest Laboratories, Inc., Class A	724,462
9,500	[2]	Genzyme Corp.	505,780
38,928	[2]	Gilead Sciences, Inc.	1,544,274
14,744	[2]	Hospira, Inc.	793,080
7,631	[2]	Humana, Inc.	348,889
1,398	[2]	Intuitive Surgical, Inc.	504,063
123,644		Johnson & Johnson	7,950,309
9,484	[2]	King Pharmaceuticals, Inc.	92,943
3,800	[2]	Laboratory Corp. of America Holdings	298,566
6,501	[2]	Life Technologies Corp.	355,670
12,299		McKesson HBOC, Inc.	797,098
27,578	[2]	Medco Health Solutions, Inc.	1,624,896
51,653		Medtronic, Inc.	2,256,720
119,955		Merck & Co., Inc.	4,203,223
4,231	[2]	Millipore Corp.	449,121
11,310	[2]	Mylan Laboratories, Inc.	249,159
2,396	[2]	OSI Pharmaceuticals, Inc.	140,573
3,600		Patterson Cos., Inc.	115,164
6,802		PerkinElmer, Inc.	170,390
388,368		Pfizer, Inc.	6,493,513
2,341	[2]	Psychiatric Solutions, Inc.	75,310
5,392		Quest Diagnostics, Inc.	308,207
13,258	[2]	St. Jude Medical, Inc.	541,192
Semi-Annual Shareholder Report

Shares			Value
10,252		Stryker Corp.	588,875
19,605	[2]	Tenet Healthcare Corp.	122,531
18,744	[2]	Thermo Fisher Scientific, Inc.	1,036,168
51,430		UnitedHealth Group, Inc.	1,558,843
4,500	[2]	Varian Medical Systems, Inc.	253,710
2,332	[2]	Varian, Inc.	120,774
3,400	[2]	Waters Corp.	244,766
3,883	[2]	Watson Pharmaceuticals, Inc.	166,270
22,386	[2]	Wellpoint, Inc.	1,204,367
7,694	[2]	Zimmer Holdings, Inc.	468,641
		TOTAL	56,104,272
		Industrials – 10.6%
31,842		3M Co.	2,823,430
15,642		Avery Dennison Corp.	610,507
27,415		Boeing Co.	1,985,669
9,450		C.H. Robinson Worldwide, Inc.	569,835
14,064		CSX Corp.	788,287
35,002		Caterpillar, Inc.	2,383,286
5,137		Cintas Corp.	139,983
2,000		Cooper Industries PLC	98,200
7,568		Cummins, Inc.	546,637
11,433		Danaher Corp.	963,573
18,588		Deere & Co.	1,111,934
9,823		Donnelley (R.R.) & Sons Co.	211,096
6,802		Dover Corp.	355,200
1,800		Dun & Bradstreet Corp.	138,546
6,424		Eaton Corp.	495,676
33,224		Emerson Electric Co.	1,735,290
7,566		Equifax, Inc.	254,218
10,000		Expeditors International Washington, Inc.	407,400
4,700		Fastenal Co.	257,043
11,836		FedEx Corp.	1,065,358
1,700	[2]	First Solar, Inc.	244,035
2,400		Flowserve Corp.	274,992
6,612		Fluor Corp.	349,378
18,097		General Dynamics Corp.	1,381,887
449,666		General Electric Co.	8,480,701
4,490		Goodrich (B.F.) Co.	333,068
Semi-Annual Shareholder Report

Shares			Value
3,162		Grainger (W.W.), Inc.	349,528
32,918		Honeywell International, Inc.	1,562,618
15,392		ITT Corp.	855,334
19,443		Illinois Tool Works, Inc.	993,537
10,500		Iron Mountain, Inc.	264,075
5,600	[2]	Jacobs Engineering Group, Inc.	270,032
4,725		L-3 Communications Holdings, Inc.	442,118
13,888		Lockheed Martin Corp.	1,178,952
12,936		Masco Corp.	209,951
15,853		Norfolk Southern Corp.	940,559
12,866		Northrop Grumman Corp.	872,701
13,216		PACCAR, Inc.	614,808
4,589		Pall Corp.	178,925
5,845		Parker-Hannifin Corp.	404,357
7,503		Pitney Bowes, Inc.	190,576
6,300		Precision Castparts Corp.	808,542
7,400	[2]	Quanta Services, Inc.	148,962
25,058		Raytheon Co.	1,460,881
12,299		Republic Services, Inc.	381,638
18,794		Robert Half International, Inc.	514,580
13,643		Rockwell Automation, Inc.	828,403
12,543		Rockwell Collins	815,295
3,300		Roper Industries, Inc.	201,366
2,186		Ryder System, Inc.	101,693
2,203		Snap-On, Inc.	106,141
64,046		Southwest Airlines Co.	844,126
3,300	[2]	Stericycle, Inc.	194,370
9,560		Textron, Inc.	218,350
18,330		Union Pacific Corp.	1,386,848
44,690		United Parcel Service, Inc.	3,089,867
41,521		United Technologies Corp.	3,111,999
23,624		Waste Management, Inc.	819,280
		TOTAL	52,365,641
		Information Technology – 18.2%
3,878	[2]	AOL, Inc.	90,590
19,010	[2]	Adobe Systems, Inc.	638,546
25,534	[2]	Advanced Micro Devices, Inc.	231,338
13,672	[2]	Agilent Technologies, Inc.	495,747
Semi-Annual Shareholder Report

Shares			Value
6,200	[2]	Akamai Technologies, Inc.	240,746
10,339		Altera Corp.	262,197
6,600		Amphenol Corp., Class A	304,986
10,424		Analog Devices, Inc.	311,990
40,433	[2]	Apple, Inc.	10,557,865
48,110		Applied Materials, Inc.	662,956
8,320	[2]	Autodesk, Inc.	282,963
18,315		Automatic Data Processing, Inc.	794,138
6,624	[2]	BMC Software, Inc.	260,721
17,266		Broadcom Corp.	595,504
16,748		CA, Inc.	382,022
256,628	[2,3]	Cisco Systems, Inc.	6,908,426
6,830	[2]	Citrix Systems, Inc.	321,010
12,000	[2]	Cognizant Technology Solutions Corp.	614,160
9,341	[2]	Computer Sciences Corp.	489,375
9,870	[2]	Compuware Corp.	84,882
56,400		Corning, Inc.	1,085,700
5,252	[2]	Cybersource Corp.	134,871
95,369	[2]	Dell, Inc.	1,543,070
114,285	[2]	EMC Corp.	2,172,558
48,500	[2]	eBay, Inc.	1,154,785
11,500	[2]	Electronic Arts, Inc.	222,755
5,300	[2]	FLIR Systems, Inc.	162,127
16,524		Fidelity National Information Services, Inc.	434,416
8,167	[2]	Fiserv, Inc.	417,252
10,756	[2]	Google, Inc.	5,651,633
5,100		Harris Corp.	262,548
106,547		Hewlett-Packard Co.	5,537,248
59,138		IBM Corp.	7,628,802
246,290		Intel Corp.	5,622,801
11,330	[2]	Intuit, Inc.	409,693
8,292	[2]	JDS Uniphase Corp.	107,713
10,685		Jabil Circuit, Inc.	163,694
21,600	[2]	Juniper Networks, Inc.	613,656
6,675		KLA-Tencor Corp.	227,351
30,514	[2]	LSI Logic Corp.	183,694
3,518	[2]	Lexmark International Group, Class A	130,342
7,814		Linear Technology Corp.	234,889
Semi-Annual Shareholder Report

Shares			Value
8,200	[2]	MEMC Electronic Materials, Inc.	106,354
3,492		Mastercard, Inc.	866,156
6,850	[2]	McAfee, Inc.	238,037
6,700		Microchip Technology, Inc.	195,707
38,098	[2]	Micron Technology, Inc.	356,216
340,770		Microsoft Corp.	10,407,116
6,681		Molex, Inc.	149,721
4,768	[2]	Monster Worldwide, Inc.	83,106
83,721	[2]	Motorola, Inc.	591,907
19,950	[2]	NVIDIA Corp.	313,614
8,014		National Semiconductor Corp.	118,447
12,931	[2]	NetApp, Inc.	448,318
24,391	[2]	Novell, Inc.	136,834
3,421	[2]	Novellus Systems, Inc.	89,630
180,945		Oracle Corp.	4,675,619
11,657		Paychex, Inc.	356,704
4,132	[2]	Qlogic Corp.	80,037
76,778		Qualcomm, Inc.	2,974,380
7,300	[2]	Red Hat, Inc.	218,051
34,420	[2]	SAIC, Inc.	599,252
3,900	[2]	Salesforce.com, Inc.	333,840
10,300	[2]	Sandisk Corp.	410,867
8,253	[2]	SkillSoft PLC, ADR	92,269
31,980	[2]	Symantec Corp.	536,305
18,667		Tellabs, Inc.	169,496
7,932	[2]	Teradata Corp.	230,583
6,401	[2]	Teradyne, Inc.	78,284
58,391		Texas Instruments, Inc.	1,518,750
7,700		Total System Services, Inc.	123,277
6,600	[2]	Verisign, Inc.	179,982
20,520		Visa, Inc., Class A	1,851,520
10,300	[2]	Western Digital Corp.	423,227
24,694		Western Union Co.	450,665
60,360		Xerox Corp.	657,919
28,012		Xilinx, Inc.	722,149
43,136	[2]	Yahoo, Inc.	713,038
		TOTAL	90,129,137
Semi-Annual Shareholder Report

Shares			Value
		Materials – 3.1%
4,400		AK Steel Holding Corp.	73,700
10,322		Air Products & Chemicals, Inc.	792,523
3,000		Airgas, Inc.	190,350
66,048		Alcoa, Inc.	887,685
3,545		Allegheny Technologies, Inc.	189,551
3,744		Ball Corp.	199,218
5,776		Bemis Co., Inc.	175,648
3,300		CF Industries Holdings, Inc.	276,111
5,138		Cliffs Natural Resources, Inc.	321,279
41,647		Dow Chemical Co.	1,283,977
40,626		Du Pont (E.I.) de Nemours & Co.	1,618,540
2,596		Eastman Chemical Co.	173,724
8,506		Ecolab, Inc.	415,433
2,800		FMC Corp.	178,192
15,617		Freeport-McMoran Copper & Gold, Inc.	1,179,552
3,142		International Flavors & Fragrances, Inc.	157,383
19,326		International Paper Co.	516,777
6,638		MeadWestvaco Corp.	180,355
21,851		Monsanto Co.	1,377,924
17,713		Newmont Mining Corp.	993,345
12,491		Nucor Corp.	566,092
6,100	[2]	Owens-Illinois, Inc.	216,184
6,042		PPG Industries, Inc.	425,176
21,508	[2]	Pactiv Corp.	546,518
13,311		Praxair, Inc.	1,115,063
9,450		Sealed Air Corp.	203,175
4,360		Sigma-Aldrich Corp.	258,548
3,900	[2]	Titanium Metals Corp.	60,138
6,510		United States Steel Corp.	355,837
4,406		Vulcan Materials Co.	252,376
7,620		Weyerhaeuser Co.	377,342
		TOTAL	15,557,716
		Telecommunication Services – 2.8%
265,859		AT&T, Inc.	6,928,286
22,600	[2]	American Tower Systems Corp.	922,306
11,588		CenturyTel, Inc.	395,267
18,188		Frontier Communications Corp.	144,776
5,172		Iowa Telecommunication Services, Inc.	87,096
Semi-Annual Shareholder Report

Shares			Value
9,500	[2]	MetroPCS Communications, Inc.	72,485
102,712		Qwest Communications International, Inc.	537,184
124,495	[2]	Sprint Nextel Corp.	529,104
131,714		Verizon Communications, Inc.	3,805,217
20,736		Windstream Corp.	229,133
		TOTAL	13,650,854
		Utilities – 3.3%
28,239	[2]	AES Corp.	325,878
5,943		Allegheny Energy, Inc.	129,439
12,957		Ameren Corp.	336,364
19,204		American Electric Power Co., Inc.	658,697
8,292		CMS Energy Corp.	134,828
16,614		CenterPoint Energy, Inc.	238,577
10,041		Consolidated Edison Co.	453,853
9,224		Constellation Energy Group, Inc.	326,068
16,101		DTE Energy Co.	775,585
21,714		Dominion Resources, Inc.	907,645
58,465		Duke Energy Corp.	981,043
5,200		EQT Corp.	226,148
13,758		Edison International	472,863
7,091		Entergy Corp.	576,427
31,038		Exelon Corp.	1,352,946
15,742		FPL Group, Inc.	819,371
11,384		FirstEnergy Corp.	431,112
3,027		Integrys Energy Group, Inc.	150,170
7,389		NICOR, Inc.	321,495
10,657	[2]	NRG Energy, Inc.	257,580
13,280		NiSource, Inc.	216,464
5,900		Northeast Utilities Co.	163,961
3,900		ONEOK, Inc.	191,646
17,036		P G & E Corp.	746,177
15,574		PPL Corp.	385,612
8,500		Pepco Holdings, Inc.	142,290
3,718		Pinnacle West Capital Corp.	138,830
13,728		Progress Energy, Inc.	548,022
23,798		Public Service Enterprises Group, Inc.	764,630
6,700		Questar Corp.	321,265
4,400		SCANA Corp.	173,668
Semi-Annual Shareholder Report

Shares			Value
8,941		Sempra Energy	439,718
29,086		Southern Co.	1,005,212
34,288		TECO Energy, Inc.	580,496
4,500		Wisconsin Energy Corp.	236,295
17,324		Xcel Energy, Inc.	376,797
		TOTAL	16,307,172
		TOTAL COMMON STOCKS (IDENTIFIED COST $207,516,806)	480,552,135
		EXCHANGE-TRADED FUND – 0.4%
14,743		SPDR Trust, Series 1 (IDENTIFIED COST $1,400,497)	1,752,353
		WARRANT – 0.0%
		Consumer Discretionary – 0.0%
30,369	[2]	Ford Motor Co., Del, Warrants, Expiration Date 1/1/2013 (IDENTIFIED COST $151,845)	158,526
		MUTUAL FUND – 2.6%
12,863,044	[4,5]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	12,863,044
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $221,932,192)[6]	495,326,058
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[7]	(1,619,078)
		TOTAL NET ASSETS — 100%	$493,706,980

At April 30, 2010, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 Index Long Futures	48	$14,200,800	June 2010	$349,625

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $14,200,800 at April 30, 2010, which represents 2.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 99.9%.
2	Non-income producing security.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated company.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $12,863,044 of investments in an affiliated issuer (Note 5) (identified cost $221,932,192)		$495,326,058
Restricted cash (Note 2)		513,000
Income receivable		482,424
Receivable for investments sold		1,628,778
Receivable for shares sold		392,371
TOTAL ASSETS		498,342,631
Liabilities:
Payable for investments purchased	$2,070,181
Payable for shares redeemed	2,036,317
Payable for daily variation margin	262,800
Payable for Directors'/Trustees' fees	1,956
Payable for distribution services fee (Note 5)	44,067
Payable for shareholder services fee (Note 5)	61,661
Accrued expenses	158,669
TOTAL LIABILITIES		4,635,651
Net assets for 38,565,134 shares outstanding		$493,706,980
Net Assets Consist of:
Paid-in capital		$219,182,557
Net unrealized appreciation of investments and futures contracts		273,743,491
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		461,109
Undistributed net investment income		319,823
TOTAL NET ASSETS		$493,706,980
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($180,477,267 ÷ 14,054,217 shares outstanding), no par value, unlimited shares authorized		$12.84
Institutional Service Shares:
Net asset value per share ($248,863,871 ÷ 19,461,647 shares outstanding), no par value, unlimited shares authorized		$12.79
Class C Shares:
Net asset value per share ($34,619,138 ÷ 2,722,818 shares outstanding), no par value, unlimited shares authorized		$12.71
Offering price per share		$12.71
Redemption proceeds per share (99.00/100 of $12.71)		$12.58
Class K Shares:
Net asset value per share ($29,746,704 ÷ 2,326,452 shares outstanding), no par value, unlimited shares authorized		$12.79

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $8,653 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $58)		$4,802,076
Interest		29,666
TOTAL INCOME		4,831,742
Expenses:
Management fee (Note 5)	$715,658
Custodian fees	38,461
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	57,243
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	122,603
Transfer and dividend disbursing agent fees and expenses — Class C Shares	21,800
Transfer and dividend disbursing agent fees and expenses — Class K Shares	40,888
Directors'/Trustees' fees	706
Auditing fees	11,168
Legal fees	3,379
Portfolio accounting fees	58,593
Distribution services fee — Institutional Service Shares (Note 5)	356,589
Distribution services fee — Class C Shares (Note 5)	127,494
Distribution services fee — Class K Shares (Note 5)	69,234
Shareholder services fee — Institutional Service Shares (Note 5)	277,800
Shareholder services fee — Class C Shares (Note 5)	40,903
Account administration fee — Institutional Service Shares	17,088
Account administration fee — Class C Shares	1,319
Share registration costs	28,734
Printing and postage	22,154
Insurance premiums	2,668
Miscellaneous	3,772
TOTAL EXPENSES	2,018,254
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of management fee	$(146,484)
Waiver of distribution services fee — Institutional Service Shares	(294,888)
Waiver of distribution services fee — Class C Shares	(275)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(17,105)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(68,908)
TOTAL WAIVERS AND REIMBURSEMENTS		$(527,660)
Net expenses			$1,490,594
Net investment income			3,341,148
Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			23,555,374
Net realized gain on futures contracts			960,649
Net change in unrealized appreciation of investments			40,502,946
Net change in unrealized appreciation of futures contracts			343,535
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			65,362,504
Change in net assets resulting from operations			$68,703,652

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,341,148	$8,248,451
Net realized gain on investments, futures contracts and foreign currency transactions	24,516,023	23,880,823
Net change in unrealized appreciation/depreciation of investments and futures contracts	40,846,481	2,261,987
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	68,703,652	34,391,261
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,529,743)	(3,775,602)
Institutional Service Shares	(1,711,496)	(4,333,598)
Class C Shares	(116,354)	(397,397)
Class K Shares	(139,909)	(354,764)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Institutional Shares	(8,513,387)	(56,191,382)
Institutional Service Shares	(11,320,879)	(64,280,396)
Class C Shares	(1,640,356)	(9,695,845)
Class K Shares	(1,291,207)	(6,106,130)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,263,331)	(145,135,114)
Share Transactions:
Proceeds from sale of shares	39,217,024	102,657,151
Net asset value of shares issued to shareholders in payment of distributions declared	23,612,230	128,301,688
Cost of shares redeemed	(67,928,668)	(171,774,998)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,099,414)	59,183,841
Change in net assets	37,340,907	(51,560,012)
Net Assets:
Beginning of period	456,366,073	507,926,085
End of period (including undistributed net investment income of $319,823 and $476,177, respectively)	$493,706,980	$456,366,073

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	—	$ —	Payable for daily variation margin	$(349,625)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$960,649
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$343,535

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	716,959	$8,799,795	3,444,923	$34,864,106
Shares issued to shareholders in payment of distributions declared	651,659	7,827,011	4,499,308	46,459,648
Shares redeemed	(1,837,224)	(22,771,201)	(7,230,984)	(78,055,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(468,606)	$(6,144,395)	713,247	$3,268,452
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	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,835,240	$22,566,461	4,801,839	$49,770,581
Shares issued to shareholders in payment of distributions declared	1,067,444	12,760,324	6,480,538	66,606,787
Shares redeemed	(2,849,972)	(34,917,574)	(6,965,941)	(73,901,298)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	52,712	$409,211	4,316,436	$42,476,070
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	227,931	$2,769,870	702,419	$7,375,683
Shares issued to shareholders in payment of distributions declared	134,634	1,596,187	860,557	8,795,453
Shares redeemed	(428,366)	(5,203,576)	(1,047,128)	(11,077,920)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(65,801)	$(837,519)	515,848	$5,093,216
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	415,432	$5,080,898	1,015,338	$10,646,781
Shares issued to shareholders in payment of distributions declared	119,655	1,428,708	626,491	6,439,800
Shares redeemed	(411,084)	(5,036,317)	(834,412)	(8,740,478)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	124,003	$1,473,289	807,417	$8,346,103
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(357,692)	$(5,099,414)	6,352,948	$59,183,841

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $221,932,192. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $273,393,866. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $276,685,305 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,291,439.

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5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Manager voluntarily waived $140,801 of its fee. In addition, an affiliate of the Manager reimbursed $86,013 of transfer and dividend disbursing agent fees and expenses.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $295,163 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $110,191 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC did not retain any sales charges or CDSC.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 1.43% and 1.10%, respectively (the “Fee Limit”), through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Manager reimbursed $5,683. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,637,330	54,363,660	43,137,946	12,863,044	$12,863,044	$8,653

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2010, were as follows:

Purchases	$80,406,743
Sales	$107,450,573

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who Semi-Annual Shareholder Report purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Max-Cap Index Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also Semi-Annual Shareholder Report discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that, for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E502
Cusip 31420E106
Cusip 31420E809
Cusip 31420E403

2052905 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$16.01	$14.06	$25.79	$23.49	$22.19	$19.84
Income From Investment Operations:
Net investment income	0.08	0.17	0.24	0.34	0.30	0.22
Net realized and unrealized gain (loss) on investments and futures contracts	3.99	2.21	(8.69)	3.37	2.48	3.09
TOTAL FROM INVESTMENT OPERATIONS	4.07	2.38	(8.45)	3.71	2.78	3.31
Less Distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.22)	(0.35)	(0.32)	(0.19)
Distributions from net realized gain on investments and futures contracts	—	(0.23)	(3.06)	(1.06)	(1.16)	(0.77)
TOTAL DISTRIBUTIONS	(0.10)	(0.43)	(3.28)	(1.41)	(1.48)	(0.96)
Net Asset Value, End of Period	$19.98	$16.01	$14.06	$25.79	$23.49	$22.19
Total Return[1]	25.49%	17.80%	(36.58)%	16.59%	12.91%	17.09%
Ratios to Average Net Assets:
Net expenses	0.54%[2]	0.54%[3]	0.49%	0.49%	0.49%	0.49%
Net investment income	0.90%[2]	1.27%	1.13%	1.41%	1.33%	1.06%
Expense waiver/reimbursement[4]	0.19%[2]	0.21%	0.21%	0.19%	0.21%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$902,426	$731,613	$604,507	$1,257,048	$1,202,627	$889,064
Portfolio turnover	7%	18%	19%	17%	13%	14%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.54% for the year ended October 31, 2009, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,254.90	$3.02
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.12	$2.71
1	Expenses are equal to the Fund's annualized net expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets
Financials	19.6%
Consumer Discretionary	14.4%
Information Technology	14.3%
Industrials	13.9%
Health Care	11.6%
Materials	6.2%
Energy	6.0%
Utilities	5.5%
Consumer Staples	3.5%
Telecommunication Services	0.8%
Other Securities[2],3	0.0%
Securities Lending Collateral[4]	7.0%
Cash Equivalents[5]	4.3%
Derivative Contracts[6]	0.2%
Other Assets and Liabilities — Net[7]	(7.3)%
TOTAL[8]	100.0%
1	Except for Other Securities, Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Other Securities include warrants.
3	Represents less than 0.1%.
4	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
8	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.2%.
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4

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 95.8%;1
		Consumer Discretionary – 14.4%
40,394	[2]	99 Cents Only Stores	626,915
69,300		Aaron's, Inc.	1,564,101
78,620		Advance Auto Parts, Inc.	3,545,762
84,450	[2]	Aeropostale, Inc.	2,452,428
177,019		American Eagle Outfitters, Inc.	2,975,689
35,006		American Greetings Corp., Class A	859,747
52,009	[2]	AnnTaylor Stores Corp.	1,128,595
46,900	[2]	Bally Technologies, Inc.	2,163,028
35,523	[3]	Barnes & Noble, Inc.	782,927
26,396		Bob Evans Farms, Inc.	816,428
99,580	[2]	BorgWarner, Inc.	4,315,797
49,196	[2]	Boyd Gaming Corp.	624,789
84,817		Brinker International, Inc.	1,570,811
37,999	[2]	Brinks Home Security Holding	1,593,678
78,400		Burger King Holdings, Inc.	1,654,240
58,020	[2]	Career Education Corp.	1,698,245
189,842	[2]	CarMax, Inc.	4,664,418
51,409	[2]	Cheesecake Factory, Inc.	1,396,783
152,760		Chicos Fas, Inc.	2,274,597
27,270	[2]	Chipotle Mexican Grill, Inc.	3,678,996
44,792	[2]	Coldwater Creek, Inc.	317,127
54,952	[2]	Collective Brands, Inc.	1,288,624
74,732	[2,3]	Corinthian Colleges, Inc.	1,167,314
74,475	[2]	Dick's Sporting Goods, Inc.	2,167,967
75,228	[2,3]	Dollar Tree, Inc.	4,567,844
65,447	[2]	Dreamworks Animation SKG, Inc.	2,597,592
50,200	[2]	Dress Barn, Inc.	1,389,536
136,335		Foot Locker, Inc.	2,092,742
39,800	[2]	Fossil, Inc.	1,548,220
120,336		Gentex Corp.	2,586,021
49,398		Guess ?, Inc.	2,265,886
80,554	[2]	Hanesbrands, Inc.	2,293,372
35,168		Harte-Hanks	506,419
25,363	[2]	ITT Educational Services, Inc.	2,564,960
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
24,328		International Speedway Corp., Class A	743,464
48,200	[2]	J. Crew Group, Inc.	2,239,854
65,000		KB HOME	1,204,450
120,400	[2]	LKQ Corp.	2,535,624
46,509	[2]	Lamar Advertising Co.	1,731,065
33,915	[2,3]	Life Time Fitness, Inc.	1,246,715
31,718		M.D.C. Holdings, Inc.	1,214,799
26,349		Matthews International Corp., Class A	922,215
47,070	[2]	Mohawk Industries, Inc.	3,000,242
5,213	[2]	NVR, Inc.	3,743,195
36,026	[2,3]	NetFlix, Inc.	3,558,288
26,400	[2]	Panera Bread Co.	2,057,616
105,234		PetSmart, Inc.	3,480,088
48,527		Phillips Van Heusen Corp.	3,057,686
47,105		Regis Corp.	900,648
57,482	[2]	Rent-A-Center, Inc.	1,484,185
36,850		Ryland Group, Inc.	839,443
135,970	[2,3]	Saks, Inc.	1,325,708
23,207		Scholastic Corp.	626,821
55,962	[2]	Scientific Games Holdings Corp.	823,201
220,071		Service Corp. International	1,976,238
57,948		Sothebys Holdings, Inc., Class A	1,935,463
11,831	[3]	Strayer Education, Inc.	2,876,353
33,631		Thor Industries, Inc.	1,200,963
39,334	[2]	Timberland Co., Class A	845,681
117,230	[2]	Toll Brothers, Inc.	2,645,881
53,711		Tupperware Brands Corp.	2,743,021
31,401	[2,3]	Under Armour, Inc., Class A	1,059,784
44,800	[2]	WMS Industries, Inc.	2,240,896
39,635	[2]	Warnaco Group, Inc.	1,896,139
305,300		Wendy's / Arby's Group, Inc.	1,621,143
36,870		Wiley (John) & Sons, Inc., Class A	1,558,495
88,629		Williams-Sonoma, Inc.	2,552,515
		TOTAL	129,629,477
		Consumer Staples – 3.5%
70,445		Alberto-Culver Co.	2,028,816
47,399	[2]	BJ's Wholesale Club, Inc.	1,814,434
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
60,135		Church and Dwight, Inc.	4,164,349
64,170		Corn Products International, Inc.	2,310,120
59,495	[2]	Energizer Holdings, Inc.	3,635,144
67,900		Flowers Foods, Inc.	1,789,844
29,800	[2]	Green Mountain Coffee, Inc.	2,165,268
61,333	[2]	Hansen Natural Corp.	2,703,558
17,093		Lancaster Colony Corp.	939,602
52,935	[2]	NBTY, Inc.	2,153,396
46,600	[2]	Ralcorp Holdings, Inc.	3,101,230
33,738		Ruddick Corp.	1,192,301
118,324	[2]	Smithfield Foods, Inc.	2,217,392
23,863		Tootsie Roll Industries, Inc.	634,757
21,533		Universal Corp.	1,114,979
		TOTAL	31,965,190
		Energy – 6.0%
138,364		Arch Coal, Inc.	3,735,828
47,300	[2]	Atwood Oceanics, Inc.	1,722,193
31,899	[2]	Bill Barrett Corp.	1,087,118
71,465		Cimarex Energy Co.	4,865,337
39,600	[2]	Comstock Resources, Inc.	1,269,576
54,738	[2,3]	Exterran Holdings, Inc.	1,595,613
95,748	[2]	Forest Oil Corp.	2,805,417
92,223	[2]	Frontier Oil Corp.	1,401,790
79,792	[2]	Helix Energy Solutions Group, Inc.	1,163,367
85,200	[2]	Mariner Energy, Inc.	2,034,576
113,165	[2]	Newfield Exploration Co.	6,585,071
46,700	[2]	Oceaneering International, Inc.	3,058,850
23,147		Overseas Shipholding Group, Inc.	1,158,739
62,242	[2]	Patriot Coal Corp.	1,225,545
130,880		Patterson-UTI Energy, Inc.	2,001,155
118,807	[2]	Plains Exploration & Production Co.	3,482,233
149,583	[2]	Pride International, Inc.	4,536,852
98,304	[2,3]	Quicksilver Resources, Inc.	1,363,477
106,800		Southern Union Co.	2,790,684
66,734	[2]	Superior Energy Services, Inc.	1,805,822
45,390		Tidewater, Inc.	2,433,358
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
35,300	[2]	Unit Corp.	1,686,281
		TOTAL	53,808,882
		Financials – 19.6%
140,929		AMB Property Corp.	3,926,282
36,981	[2]	Affiliated Managers Group	3,113,061
36,920		Alexandria Real Estate Equities, Inc.	2,614,305
64,900		American Financial Group, Inc.	1,910,007
83,732	[2,3]	Americredit Corp.	2,004,544
160,272		Apollo Investment Corp.	1,948,907
145,067		Associated Banc Corp.	2,107,823
69,387		Astoria Financial Corp.	1,119,906
51,421		BRE Properties, Inc., Class A	2,147,341
62,300	[3]	Bancorpsouth, Inc.	1,379,322
42,207		Bank of Hawaii Corp.	2,231,906
112,044		Berkley, W. R. Corp.	3,025,188
99,958		Brown & Brown	2,013,154
55,484		Camden Property Trust	2,687,090
63,159		Cathay Bancorp, Inc.	781,277
38,124		City National Corp.	2,374,363
60,777		Commerce Bancshares, Inc.	2,517,383
49,500		Corporate Office Properties Trust	2,002,275
80,498		Cousins Properties, Inc.	648,814
49,976		Cullen Frost Bankers, Inc.	2,966,575
193,890		Duke Realty Corp.	2,623,332
100,461		Eaton Vance Corp.	3,540,246
31,024		Equity One, Inc.	602,176
25,500		Essex Property Trust, Inc.	2,698,410
50,843		Everest Re Group Ltd.	3,897,116
52,112		Federal Realty Investment Trust	4,032,948
196,246		Fidelity National Financial, Inc., Class A	2,979,014
86,284		First American Financial Corp.	2,982,838
173,351		First Niagara Financial Group, Inc.	2,409,579
70,992		FirstMerit Corp.	1,668,312
170,200		Fulton Financial Corp.	1,787,100
84,815		Gallagher (Arthur J.) & Co.	2,228,090
18,100		Greenhill & Co., Inc.	1,590,809
97,764		HCC Insurance Holdings, Inc.	2,658,203
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
39,693		Hanover Insurance Group, Inc.	1,788,170
60,343		Highwoods Properties, Inc.	1,929,166
34,280		Horace Mann Educators Corp.	589,959
105,054		Hospitality Properties Trust	2,782,880
43,700		International Bancshares Corp.	1,056,229
103,303		Jefferies Group, Inc.	2,811,908
35,392		Jones Lang LaSalle, Inc.	2,791,721
95,064		Liberty Property Trust	3,214,114
112,164		Macerich Co. (The)	5,014,852
66,538		Mack-Cali Realty Corp.	2,286,246
30,679		Mercury General Corp.	1,380,248
100,001		Nationwide Health Properties, Inc.	3,502,035
369,050		New York Community Bancorp, Inc.	6,078,253
92,200		Newalliance Bancshares, Inc.	1,201,366
202,595		Old Republic International Corp.	3,040,951
72,400		Omega Healthcare Investors	1,449,448
23,263		PacWest Bancorp	558,545
34,079		Potlatch Corp.	1,276,599
39,600		Prosperity Bancshares, Inc.	1,553,112
71,271		Protective Life Corp.	1,715,493
83,178		Raymond James Financial, Inc.	2,548,574
66,604		Rayonier, Inc.	3,262,264
90,262		Realty Income Corp.	2,959,691
70,035	[3]	Regency Centers Corp.	2,874,937
62,500		Reinsurance Group of America	3,226,875
112,793		SEI Investments Co.	2,533,331
67,100		SL Green Realty Corp.	4,171,607
35,131	[2]	SVB Financial Group	1,729,499
105,500		Senior Housing Properties Trust	2,371,640
41,455		StanCorp Financial Group, Inc.	1,863,817
428,361	[3]	Synovus Financial Corp.	1,289,367
107,131		TCF Financial Corp.	1,995,850
55,000		Transatlantic Holdings, Inc.	2,735,150
47,500		Trustmark Corp.	1,162,800
128,846		UDR, Inc.	2,616,862
42,805		Unitrin, Inc.	1,252,046
126,410	[3]	Valley National Bancorp	2,052,898
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
73,031		Waddell & Reed Financial, Inc., Class A	2,710,911
92,560		Washington Federal, Inc.	1,903,959
59,028		Webster Financial Corp. Waterbury	1,223,060
89,191		Weingarten Realty Investors	2,062,096
24,923		WestAmerica Bancorp.	1,464,725
74,326		Wilmington Trust Corp.	1,288,070
		TOTAL	176,539,020
		Health Care – 11.6%
61,566	[2]	Affymetrix, Inc.	427,268
59,544		Beckman Coulter, Inc.	3,715,546
16,500	[2]	Bio Rad Laboratories, Inc., Class A	1,842,885
56,502	[2]	Charles River Laboratories International, Inc.	1,891,687
79,310	[2]	Community Health Systems, Inc.	3,240,607
54,156	[2]	Covance, Inc.	3,094,474
48,194	[2]	Edwards Lifesciences Corp.	4,967,838
97,859	[2]	Endo Pharmaceuticals Holdings, Inc.	2,143,112
43,121	[2]	Gen-Probe, Inc.	2,043,504
213,507	[2]	Health Management Association, Class A	1,989,885
86,967	[2]	Health Net, Inc.	1,915,013
77,205	[2]	Henry Schein, Inc.	4,668,586
53,834		Hill-Rom Holdings, Inc.	1,707,076
220,170	[2]	Hologic, Inc.	3,934,438
50,547	[2,3]	IDEXX Laboratories, Inc.	3,343,179
60,700	[2]	Immucor, Inc.	1,299,587
31,243	[2]	Kindred Healthcare, Inc.	557,375
51,953	[2]	Kinetic Concepts, Inc.	2,249,565
46,011	[2]	LifePoint Hospitals, Inc.	1,756,700
56,594	[2]	Lincare Holdings, Inc.	2,642,374
41,800	[2]	MEDNAX, Inc.	2,296,492
42,700	[2]	Masimo Corp.	999,607
48,857		Medicis Pharmaceutical Corp., Class A	1,239,991
28,900	[2]	Mettler-Toledo International, Inc.	3,626,372
50,500	[2]	OSI Pharmaceuticals, Inc.	2,962,835
100,313		Omnicare, Inc.	2,787,698
53,400		Owens & Minor, Inc.	1,679,430
68,582		Perrigo Co.	4,185,559
98,428		Pharmaceutical Product Development, Inc.	2,706,770
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
47,880	[2]	Psychiatric Solutions, Inc.	1,540,300
64,885	[2]	ResMed, Inc.	4,440,081
50,729		Steris Corp.	1,688,261
32,542		Techne Corp.	2,155,907
34,194		Teleflex, Inc.	2,096,776
48,300	[2,3]	Thoratec Laboratories Corp.	2,153,697
40,200	[2,3]	United Therapeutics Corp.	2,286,978
82,060		Universal Health Services, Inc., Class B	3,046,067
72,914	[2]	VCA Antech, Inc.	2,075,132
56,360	[2,3]	Valeant Pharmaceuticals International	2,536,200
24,929	[2]	Varian, Inc.	1,291,073
170,922	[2,3]	Vertex Pharmaceuticals, Inc.	6,626,646
35,888	[2]	Wellcare Health Plans, Inc.	1,027,473
		TOTAL	104,880,044
		Industrials – 13.9%
78,997	[2]	AGCO Corp.	2,766,475
92,358		AMETEK, Inc.	3,994,483
95,100	[2]	Aecom Technology Corp.	2,859,657
116,605	[2]	AirTran Holdings, Inc.	615,674
31,032	[2]	Alaska Air Group, Inc.	1,285,035
35,653		Alexander and Baldwin, Inc.	1,268,534
27,503	[2]	Alliant Techsystems, Inc.	2,225,268
85,653	[2]	BE Aerospace, Inc.	2,544,751
38,999		Brinks Co. (The)	1,038,543
68,900		Bucyrus International, Inc.	4,341,389
52,516		Carlisle Cos., Inc.	1,981,429
19,100	[2]	Clean Harbors, Inc.	1,211,513
42,834		Con-way, Inc.	1,663,673
55,730	[2]	Copart, Inc.	1,989,004
29,279		Corporate Executive Board Co.	804,001
99,973	[2]	Corrections Corp. of America	2,071,441
41,474		Crane Co.	1,490,576
44,720		Deluxe Corp.	937,778
66,270	[3]	Donaldson Co., Inc.	3,068,301
39,600	[2]	FTI Consulting, Inc.	1,628,748
38,341		Federal Signal Corp.	309,028
40,803		GATX Corp.	1,331,810
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
51,253		Graco, Inc.	1,777,454
28,327		Granite Construction, Inc.	952,070
38,161		HNI Corp.	1,184,517
69,780		Harsco Corp.	2,160,389
49,597		Hubbell, Inc., Class B	2,304,773
73,443		Hunt (J.B.) Transportation Services, Inc.	2,707,109
70,763		IDEX Corp.	2,377,637
176,524	[2,3]	Jet Blue Airways Corp.	986,769
87,726		Joy Global, Inc.	4,983,714
136,482		KBR, Inc.	3,013,523
85,140	[2]	Kansas City Southern Industries, Inc.	3,452,427
68,356		Kennametal, Inc.	2,246,178
45,700	[2]	Kirby Corp.	1,923,056
39,271	[2]	Korn/Ferry International	636,583
44,400		Landstar System, Inc.	1,963,368
40,500		Lennox International, Inc.	1,833,030
36,850		Lincoln Electric Holdings	2,208,789
38,451		MSC Industrial Direct Co.	2,095,195
70,034		Manpower, Inc.	3,928,907
46,152		Miller Herman, Inc.	979,345
24,630		Mine Safety Appliances Co.	723,876
40,303	[2]	Navigant Consulting, Inc.	519,103
29,351		Nordson Corp.	2,107,989
75,901	[2]	OshKosh Truck Corp.	2,931,297
84,997		Pentair, Inc.	3,073,491
31,000		Regal Beloit Corp.	1,961,370
35,288		Rollins, Inc.	767,514
41,478		SPX Corp.	2,898,483
71,145	[2]	Shaw Group, Inc.	2,723,431
90,500	[2,3]	Terex Corp.	2,400,060
45,675	[2]	Thomas & Betts Corp.	1,915,609
69,502		Timken Co.	2,445,080
36,700		Towers Watson & Company	1,761,600
68,561		Trinity Industries, Inc.	1,706,483
71,759	[2]	URS Corp.	3,684,825
52,466	[2]	United Rentals, Inc.	753,412
16,500		Valmont Industries, Inc.	1,374,285
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
41,718		Wabtec Corp.	1,984,942
68,700	[2]	Waste Connections, Inc.	2,458,773
36,693		Werner Enterprises, Inc.	822,657
47,000		Woodward Governor Co.	1,506,350
		TOTAL	125,662,574
		Information Technology – 14.3%
30,062	[2]	ACI Worldwide, Inc.	564,865
88,091	[2,3]	ADC Telecommunications, Inc.	705,609
92,300	[2]	AOL Inc.	2,156,128
65,185	[2]	Acxiom Corp.	1,243,730
49,798		Adtran, Inc.	1,333,093
13,404	[2,3]	Advent Software, Inc.	605,593
44,534	[2,4]	Alliance Data Systems Corp.	3,342,722
76,525	[2]	Ansys, Inc.	3,443,625
102,779	[2]	Arrow Electronics, Inc.	3,134,759
382,744	[2]	Atmel Corp.	2,082,127
129,216	[2]	Avnet, Inc.	4,131,035
117,464		Broadridge Financial Solutions	2,796,818
78,900	[2,3]	CIENA Corp.	1,458,861
224,220	[2]	Cadence Design Systems, Inc.	1,672,681
78,963	[2]	CommScope, Inc.	2,572,614
101,500	[2]	Convergys Corp.	1,282,960
90,453	[2,3]	Cree, Inc.	6,622,064
34,048		DST Systems, Inc.	1,445,338
56,943		Diebold, Inc.	1,785,163
32,055	[2]	Digital River, Inc.	895,617
38,300	[2,3]	Equinix, Inc.	3,854,895
67,769	[2]	F5 Networks, Inc.	4,637,433
36,300	[3]	FactSet Research Systems	2,730,486
41,384		Fair Isaac & Co., Inc.	871,547
106,965	[2]	Fairchild Semiconductor International, Inc., Class A	1,200,147
51,008	[2]	Gartner Group, Inc., Class A	1,228,273
69,206		Global Payments, Inc.	2,962,709
72,798		Henry Jack & Associates, Inc.	1,857,805
71,900	[2]	Hewitt Associates, Inc.	2,947,181
75,400	[2,3]	Informatica Corp.	1,885,754
139,367	[2]	Ingram Micro, Inc., Class A	2,530,905
Semi-Annual Shareholder Report
13

Principal Amount or Shares			Value
145,575	[2]	Integrated Device Technology, Inc.	962,251
62,740	[2]	International Rectifier Corp.	1,444,275
102,684		Intersil Holding Corp.	1,527,938
34,000	[2]	Itron, Inc.	2,706,740
108,932	[2]	Lam Research Corp.	4,417,193
82,004		Lender Processing Services	3,095,651
69,300	[2]	MICROS Systems Corp.	2,575,188
88,000	[2]	MSCI, Inc., Class A	3,049,200
18,000	[2]	ManTech International Corp., Class A	810,540
84,706	[2]	Mentor Graphics Corp.	761,507
135,785	[2]	NCR Corp.	1,786,931
49,149		National Instruments Corp.	1,699,572
63,878	[2]	NeuStar, Inc., Class A	1,563,095
142,670	[2,3]	Palm, Inc.	827,486
100,069	[2]	Parametric Technology Corp.	1,860,283
40,917		Plantronics, Inc.	1,358,444
71,730	[2]	Polycom, Inc.	2,334,811
52,700	[2]	Quest Software, Inc.	923,831
230,342	[2]	RF Micro Devices, Inc.	1,294,522
87,397	[2,3]	Rovi Corp.	3,406,735
36,212	[2]	SRA International, Inc.	835,773
52,051	[2]	Semtech Corp.	944,726
38,020	[2]	Silicon Laboratories, Inc.	1,838,267
59,200		Solera Holdings, Inc.	2,301,104
68,762	[2]	Sybase, Inc.	2,982,895
125,965	[2]	Synopsys, Inc.	2,860,665
42,394	[2]	Tech Data Corp.	1,818,703
102,935	[2,3]	Trimble Navigation Ltd.	3,367,004
74,703	[2]	ValueClick, Inc.	767,947
162,752	[2]	Vishay Intertechnology, Inc.	1,694,248
52,073	[2]	Zebra Technologies Corp., Class A	1,512,721
		TOTAL	129,312,783
		Materials – 6.2%
78,570		Albemarle Corp.	3,587,506
58,145		Aptargroup, Inc.	2,502,561
66,500		Ashland, Inc.	3,960,740
56,348		Cabot Corp.	1,833,564
Semi-Annual Shareholder Report
14

Principal Amount or Shares			Value
37,988		Carpenter Technology Corp.	1,491,789
97,927		Commercial Metals Corp.	1,457,154
40,599		Cytec Industries, Inc.	1,951,188
29,400		Greif, Inc., Class A	1,739,892
35,200	[2,3]	Intrepid Potash, Inc.	924,352
103,315	[2,3]	Louisiana-Pacific Corp.	1,214,984
58,228		Lubrizol Corp.	5,260,317
38,395	[3]	Martin Marietta Materials	3,681,313
16,180		Minerals Technologies, Inc.	933,586
9,900		Newmarket Corp.	1,089,000
66,252		Olin Corp.	1,391,292
88,192		Packaging Corp. of America	2,180,988
110,923		RPM International, Inc.	2,449,180
54,903		Reliance Steel & Aluminum Co.	2,679,815
37,771		Scotts Co.	1,830,005
41,682		Sensient Technologies Corp.	1,314,233
22,900		Silgan Holdings, Inc.	1,381,557
85,870		Sonoco Products Co.	2,844,873
184,670		Steel Dynamics, Inc.	2,901,166
89,708		Temple-Inland, Inc.	2,091,991
85,935		Valspar Corp.	2,691,484
51,615		Worthington Industries, Inc.	824,292
		TOTAL	56,208,822
		Telecommunication Services – 0.8%
182,123	[2]	Cincinnati Bell, Inc.	613,755
56,400	[2]	Syniverse Holdings, Inc.	1,132,512
125,900	[2]	TW Telecom, Inc.	2,241,020
62,711		Telephone and Data System, Inc.	2,173,563
18,805		Telephone and Data System, Inc. - Special Common Shares	569,415
		TOTAL	6,730,265
		Utilities – 5.5%
66,094		AGL Resources, Inc.	2,611,374
92,758		Alliant Energy Corp.	3,172,324
116,425	[3]	Aqua America, Inc.	2,134,070
78,500		Atmos Energy Corp.	2,322,030
33,134		Black Hills Corp.	1,089,777
51,900		Cleco Corp.	1,422,060
Semi-Annual Shareholder Report
15

Principal Amount or Shares			Value
102,007		DPL, Inc.	2,874,557
411,400	[2]	Dynegy, Inc.	547,162
61,742		Energen Corp.	3,017,332
112,850		Great Plains Energy, Inc.	2,181,390
77,661		Hawaiian Electric Industries, Inc.	1,813,384
39,290		Idacorp, Inc.	1,417,583
160,480		MDU Resources Group, Inc.	3,402,176
92,030		NSTAR	3,368,298
204,395		NV Energy, Inc.	2,552,894
69,176		National Fuel Gas Co.	3,598,536
81,090		OGE Energy Corp.	3,355,504
74,878		PNM Resources, Inc.	1,017,592
92,900		UGI Corp.	2,553,821
69,706		Vectren Corp.	1,743,347
43,006		WGL Holdings, Inc.	1,537,034
93,330		Westar Energy, Inc.	2,210,988
		TOTAL	49,943,233
		TOTAL COMMON STOCKS (IDENTIFIED COST $760,088,732)	864,680,290
		WARRANTS – 0.0%
		Consumer Discretionary – 0.0%
730	[2]	Krispy Kreme Doughnuts, Inc., Warrants, Expiration Date 3/2/2012 (IDENTIFIED COST $7)	345
		MUTUAL FUND – 4.3%
38,483,425	[5,6]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	38,483,425
		REPURCHASE AGREEMENT – 7.0%
$63,130,000		Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158. (purchased with proceeds from securities lending collateral.) (AT COST)	63,130,000
		TOTAL INVESTMENTS — 107.1% (IDENTIFIED COST $861,702,164)[7]	966,294,060
		OTHER ASSETS AND LIABILITIES - NET — (7.1)%[8]	(63,867,938)
		TOTAL NET ASSETS — 100%	$902,426,122
Semi-Annual Shareholder Report
16

At April 30, 2010, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S & P MidCap 400 Index Long Futures	495	$40,669,200	June 2010	$1,479,155

Unrealized Appreciation on Futures Contracts is included in “Other Assets andLiabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $40,669,200 at April 30, 2010, which represents 4.5% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.2%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated company.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $862,164,081.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$860,783,174	$ —	$ —	$860,783,174
International	3,897,116	—	—	3,897,116
Warrants	—	345	—	345
Semi-Annual Shareholder Report
17

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Fund	38,483,425	—	—	38,483,425
Repurchase Agreement	—	63,130,000	—	63,130,000
TOTAL SECURITIES	$903,163,715	$63,130,345	$ —	$966,294,060
OTHER FINANCIAL INSTRUMENTS*	$1,479,155	$ —	$ —	$1,479,155
*	Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $38,483,425 of investments in an affiliated issuer (Note 5) and $55,400,846 of securities loaned (identified cost $861,702,164)		$966,294,060
Restricted cash (Note 2)		826,001
Income receivable		353,333
Receivable for investments sold		5,089,754
Receivable for shares sold		2,837,696
TOTAL ASSETS		975,400,844
Liabilities:
Payable for investments purchased	$3,425,313
Payable for shares redeemed	5,316,737
Payable for daily variation margin	862,435
Payable for collateral due to broker for securities lending	63,130,000
Payable for Directors'/Trustees' fees	207
Payable for shareholder services fee (Note 5)	175,485
Accrued expenses	64,545
TOTAL LIABILITIES		72,974,722
Net assets for 45,155,703 shares outstanding		$902,426,122
Net Assets Consist of:
Paid-in capital		$798,354,618
Net unrealized appreciation of investments and futures contracts		106,071,051
Accumulated net realized loss on investments and futures contracts		(1,476,833)
Distributions in excess of net investment income		(522,714)
TOTAL NET ASSETS		$902,426,122
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$902,426,122 ÷ 45,155,703 shares outstanding, no par value, unlimited shares authorized		$19.98

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
19

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $25,132 received from an affiliated issuer (Note 5))		$5,762,108
Interest received from securities loaned		89,758
TOTAL INCOME		5,851,866
Expenses:
Management fee (Note 5)	$1,618,822
Custodian fees	22,150
Transfer and dividend disbursing agent fees and expenses	213,340
Directors'/Trustees' fees	1,457
Auditing fees	11,167
Legal fees	3,393
Portfolio accounting fees	50,122
Shareholder services fee (Note 5)	975,967
Account administration fee	12,206
Share registration costs	15,888
Printing and postage	20,539
Insurance premiums	2,912
Miscellaneous	10,658
TOTAL EXPENSES	2,958,621
Waiver and Reimbursement (Note 5):
Waiver/reimbursement of management fee	(753,407)
Net expenses		2,205,214
Net investment income		3,646,652
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments		15,936,449
Net realized gain on futures contracts		4,329,838
Net change in unrealized depreciation of investments		157,697,993
Net change in unrealized depreciation of futures contracts		2,382,091
Net realized and unrealized gain on investments and futures contracts		180,346,371
Change in net assets resulting from operations		$183,993,023

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,646,652	$7,929,499
Net realized gain (loss) on investments and futures contracts	20,266,287	(10,490,727)
Net change in unrealized appreciation/depreciation of investments and futures contracts	160,080,084	115,103,647
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	183,993,023	112,542,419
Distributions to Shareholders:
Distributions from net investment income	(4,662,462)	(9,096,406)
Distributions from net realized gain on investments and futures contracts	—	(10,286,805)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,662,462)	(19,383,211)
Share Transactions:
Proceeds from sale of shares	93,619,744	190,845,569
Net asset value of shares issued to shareholders in payment of distributions declared	4,243,144	17,635,104
Cost of shares redeemed	(106,380,563)	(174,533,601)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,517,675)	33,947,072
Change in net assets	170,812,886	127,106,280
Net Assets:
Beginning of period	731,613,236	604,506,956
End of period (including undistributed (distributions in excess of) net investment income of $(522,714) and $493,096, respectively)	$902,426,122	$731,613,236

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
21

Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Semi-Annual Shareholder Report
22

the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund Semi-Annual Shareholder Report
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receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.

As of April 30, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$55,400,846	$63,130,000

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	—	$ —	Payable for daily variation margin	$(1,479,155)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$4,329,838
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$2,382,091

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2010	Year Ended 10/31/2009
Shares sold	5,112,321	14,162,284
Shares issued to shareholders in payment of distributions declared	230,141	1,392,990
Shares redeemed	(5,875,390)	(12,857,231)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(532,928)	2,698,043

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $862,164,081. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $104,129,979. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $191,444,749 and net unrealized depreciation from investments for those securities having an excess of cost over value of $87,314,770.

At October 31, 2009, the Fund had a capital loss carryforward of $7,515,948 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Manager voluntarily waived $691,248 of its fee.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC received $3,456 of fees paid by the Fund.

Expense Limitation

The Manager and its affiliate (FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.54% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliate currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Manager reimbursed $62,159. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	137,718,135	190,856,135	290,090,845	38,483,425	$38,483,425	$25,132

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2010, were as follows:

Purchases	$50,720,153
Sales	$60,153,284

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

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8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Mid-Cap Index Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report
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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
31

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that, for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E205

3042108 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Index Trust

By	/S/ Richard A. Novak
Richard. A. Novak
Principal Financial Officer
Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010